SCHEDULE OF CONTRACT LIABILITIES ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Beginning balance as January 1,	$ 207,513	$ 198,606	$ 18,514
Issued	698,242	891,060	859,383
Redeemed	(719,204)	(812,694)	(623,348)
Breakage recognized	(63,176)	(69,459)	(55,943)
Ending balance	$ 123,375	$ 207,513	$ 198,606